Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Income from continuing operations	$ 325.7	$ 457.8	$ 358.3
Less: dividends declared	(112.7)	(102.9)	(93.5)
Undistributed earnings	$ 213.0	$ 354.9	$ 264.8
Percent allocated to common shareholders	99.70%	99.70%	99.70%
Undistributed earnings allocated to common shareholders	$ 212.4	$ 353.8	$ 264.0
Add: dividends declared on common shares, restricted share units and vested and deferred restricted and performance shares	112.2	102.7	93.1
Income from continuing operations attributable to common shareholders	$ 324.6	$ 456.5	$ 357.1
Shares:
Basic weighted-average shares outstanding (in thousands) (in shares)	54,500	56,900	60,400
Effect of dilutive securities:
Performance awards (in shares)	300	200	100
Stock options (in shares)	200	400	300
Diluted weighted-average shares outstanding (in shares)	55,000	57,500	60,800
Per share income from continuing operations attributable to common shares:
Basic (in dollars per share)	$ 5.95	$ 8.02	$ 5.91
Diluted (in dollars per share)	$ 5.90	$ 7.93	$ 5.87
Basic weighted-average shares outstanding (in thousands) (in shares)	54,500	56,900	60,400
Basic weighted-average common shares outstanding, unvested restricted shares expected to vest and restricted share units (in thousands) (in shares)	54,700	57,100	60,600
Income (loss) from discontinued operations and net income
Income (loss) from discontinued operations attributable to common shareholders for basic and diluted earnings per share	$ (5.6)	$ 15.0	$ 252.1
Net income attributable to common shareholders for basic and diluted earnings per share	$ 319.0	$ 471.5	$ 609.2
Antidilutive stock options excluded from EPS calculation (in shares)	300	0	800